Disaggregated Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Corporate Consultancy Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	$ 160	$ 237
Securities and Virtual Assets Brokerage Commission Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	8	45
Securities and Virtual Assets Brokerage Handling Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	5	30
Wealth Management Services Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	13	75
Referral Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	2
Virtual assets trading income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	336	3
Virtual assets subscription / redemption income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	13	12
Virtual Assets Services Income[Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	349	15
Other Securities Brokerage Financing [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers		30
Investment Advisory Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	159	318
Management Fee Income – Related Parties [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	171	213
Performance Fee Income – Related Parties [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	157	167
Asset Management Services Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	328	380
Integrated Solutions Services Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	4,831
Revenues Recognized at a Point in Time [Member] | Virtual Assets Services Income[Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	524	327
Revenues Recognized Over a Period of Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	$ 5,318	$ 728